   As filed with the Securities and Exchange Commission on February 27, 1998
                                                Securities Act File No. 33-57732
                                    Investment Company Act File No. 811-7462
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  __________

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [_]

                        POST-EFFECTIVE AMENDMENT NO. 13                [X]

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                               AMENDMENT NO. 14                         [X]

                           The Sierra Variable Trust

                        ______________________________

              (Exact Name of Registrant as Specified in Charter)

                         9301 Corbin Avenue, Suite 333
                         Northridge, California 91324

                        ______________________________

                   (Address of Principal Executive Offices)

      Registrant's Telephone Number, including Area Code: (818) 725-0200

                                Keith B. Pipes
                           The Sierra Variable Trust
                        601 West Main Street, Suite 801
                        Spokane, Washington 99201-0613

                            _______________________

                    (Name and Address of Agent for Service)

                                   Copy to:

                           Joseph B. Kittredge, Jr.
                                 Ropes & Gray
                            One International Place
                         Boston, Massachusetts 02110


It is proposed that this filing will become effective (check appropriate box):
     [_]  immediately upon filing pursuant to paragraph (b), or

     [X]  on March 27, 1998 pursuant to paragraph (b), or
     [_]  60 days after filing pursuant to paragraph (a)(1), or
     [_]  75 days after filing pursuant to paragraph (a)(2), or
     [_]  on [date] pursuant to paragraph (a)(ii) of Rule 485.

                   ________________________________________

                           THE SIERRA VARIABLE TRUST
                                   FORM N-1A
                             CROSS REFERENCE SHEET

PART A

Item No.                                Prospectus Heading
--------                                ------------------

1. Cover Page                           Cover Page

2. Synopsis...........                  Highlights

3. Condensed Financial
   Information........                  Financial Highlights

4. General Description of
   Registrant.........                  Management of the Trust; Investment
                                        Policies; Certain Investment Guidelines;
                                        Special Considerations; General
                                        Information and History

5. Management of the Fund......         Management of the Trust-Investment
                                        Adviser,-- Sub-Advisers, -- Distributor
                                        and-Administration; Investment
                                        Guidelines; Special Considerations

5A. Management's Discussion of
    Fund Performance.........           Not Applicable

6. Capital Stock and Other
   Securities...............            Dividends, Distributions and Taxes;
                                        General Information and History--The
                                        Trust

7. Purchase of Securities
   Being Offered............            General Information and History --
                                        Purchase and Redemption, and -- Net
                                        Asset Value; Management of the Trust --
                                        Distributor

8. Redemption or Repurchase..           General Information and History --
                                        Purchase and Redemption

9. Pending Legal Proceedings..          Not Applicable


PART B

                                        Heading in Statement of
Item No.                                Additional Information
--------                                ----------------------

10. Cover Page.........                 Cover Page

11. Table of Contents......             Contents

12. General Information and

    History...............                    General Information and History;
                                              Management of the Trust; see
                                              Prospectus -- "General Information
                                              and History"

13. Investment Objectives and
    Policies..............                    Investment Objective and Policies
                                              of the Funds and Portfolios

14. Management of the Fund....                Management of the Trust

15. Control Persons and Principal
    Holders of Securities.....                Management of the Trust; see
                                              Prospectus -- "General Information
                                              and History"

16. Investment Advisory and
    Other Service ........                    Management of the Trust; see
                                              Prospectus-- "Management of
                                              the Trust -- Administration"

17. Brokerage Allocation and
    Other Practices.......                    Investment Objective and Policies
                                              of the Funds and Portfolios

18. Capital Stock and Other
    Securities..........                      Management of Trust; see
                                              Prospectus -- "Dividends
                                              Distributions and Taxes" and
                                              "General Information and History

19. Purchase, Redemption and
    Pricing of Securities Being
    Offering.............                     Purchase and Pricing of Shares;
                                              Net Asset Value

20. Tax Status...........                     Taxes; see Prospectus --
                                              "Dividends, Distributions and
                                              Taxes"

21. Underwriters.........                     Purchase and Pricing of Shares;
                                              see Prospectus -- "Management of
                                              the Trust -- Distributor"
22. Calculation of Performance
    Data................                      Performance; see Prospectus --
                                              "Performance"

23. Financial Statements.......               Financial Statements


PART C

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration
Statement.

     Part A and B of Post-Effective Amendments Nos. 11 and 12 to the Registrant's Registration Statement filed with the Commission in December 15 1997, and December 31, 1997, respectively, are unchanged by this Post Effective Amendment and are incorporation herein by reference.

                           THE SIERRA VARIABLE TRUST
                                   FORM N-1A

                                    PART C
                               OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a)  Index to Financial Statements and Supporting Schedules


          Audited financial statements as of December 31, 1997 and the report of Price Waterhouse, LLP dated February 20, 1998 -- to be filed or incorporated by reference in a subsequent amendment.


                Statements of Assets and Liabilities -- December 31, 1997/(a)/ Statements of Operations -- period ended December 31, 1997/(a)/ Statements of Changes in Net Assets -- year ended December 31,
                 1996 and period ended December 31, 1997/(a)/
                Statement of Cash Flows -- year ended December 31, 1997/(a)/ Financial Highlights -- year ended December 31, 1997/(a)/(b)/ Portfolio of Investments -- December 31, 1997/(a)/
                Notes to Financial Statements -- December 31, 1997/(a)/
                Report of Independent Accountants -- period ended December 31,
                 1997/(a)/

          /(a)/ Incorporated by reference into Parts A and B.
          /(b)/ Included in Part A.

(b)  Exhibits:

1(a) Agreement and Declaration of Trust, dated January 29, 1993, originally filed as exhibit to Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(b) Amendment No. 1 to the Trust's Agreement and Declaration of Trust, dated April 27, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

1(c) Amendment No. 2 to the Trust's Agreement and Declaration of Trust, dated September 22, 1993, originally filed as an exhibit to Post-Effective Amendment No. 1 October 13, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

2         By-Laws of the Trust, originally filed as exhibit to

          Registration Statement on Form N-1A February 2, 1993, is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

3         Not applicable.

4         See Exhibits 1(a)-(c) and 2.

5(a) Management Agreement, dated as of January 30, 1998, between the Trust and Composite Research & Management Co. ("Composite").*

5(b) Sub-Adviser Agreement, dated as of January 30, 1998 between Composite and Janus Capital Corporation ("Janus") with respect to the Growth Fund and the Emerging Growth Fund.*

5(b) Sub-Adviser Agreement, dated as of January 30, 1998, between Composite and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund.*

6(a) Distribution Agreement, dated January 30, 1998, between the Trust and Composite Funds Distributor, Inc.*

6(b) Participation Agreement among the Trust, Composite, Murphey Favre Security Services, Inc., American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of January 30, 1998.*

7         Not applicable.

8 Custody Agreement, dated as of January 1, 1996, between the Trust and Boston Safe Deposit & Trust Company is incorporated by reference to
          Exhibit 8(a) of Post-Effective Amendment No. 7 filed on February 28, 1997.

9(a) Form of Transfer Agent Contract, dated as of March __, 1998, between the Trust and Murphy Favre Securities Services, Inc. ("Murphey Favre").*

9(b) Administration Agreement dated January 30, 1998 between the Trust and Murphey Favre.*

10 Consent and Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 7 filed on February 28, 1997.

11        Consent of Independent Accountants -- to be filed by amendment.

12        Not applicable.

13        Not applicable.

14        Not applicable.

15        Not applicable.

16 Certain Performance Data relating to the Funds, originally filed as an exhibit to Post-Effective Amendment No. 2 on April 22, 1994, is incorporated by reference to Post-Effective No. 7 filed on February 28, 1997.

17        Financial data schedules -- to be filed by amendment.


*  Filed herewith

Item 25.  Persons Controlled by or Under Common Control with Registrant

          The Trust is a business trust organized under the laws of the Commonwealth of Massachusetts. Separate Account D of American General Life Insurance Company is the sole shareholder of, and may be deemed to control, the Trust. American General Life Insurance Company is a subsidiary of American General Corporation.

          The list of American General Corporation's active subsidiaries is hereby incorporated by reference to Item 26 of the Form N-4 registration statement of American General Life Insurance Company and its Separate Account D, File Nos. 33-57730 and 811-2441.

          The Registrant is operated under the supervision of Composite. Composite is affiliated with Murphey Favre Securities Services, Inc., which serves as transfer agent for the Registrant. An affiliate of Composite, Composite Funds Distributor, Inc. serves as the principal underwriter and distributor for the Registrant, Composite, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. serve in their same capacities for the four other registered investment companies (constituting [_] portfolios).

          Composite, Murphey Favre Securities Services, Inc. and Composite Funds Distributor, Inc. are all wholly-owned subsidiaries of Washington Mutual, Inc. and are all incorporated under the laws of the State of Washington.

Item 26.  Number of Holders of Securities

                                                           (2)
           (1)                                   No. of Record Holders at
     Title of Class                                  December 31, 1997
-----------------------------------------------------------------------------

Shares of the Money Market Fund, without par                            5
value
-----------------------------------------------------------------------------
Shares of the Short Term High Quality Bond                              3
Fund, without par value
-----------------------------------------------------------------------------
Bond & Stock Fund                                                       0
-----------------------------------------------------------------------------
Shares of the U.S. Government Fund, without                             4
par value
-----------------------------------------------------------------------------
Shares of the Corporate Income Fund, without                       4
par value
-----------------------------------------------------------------------------
Shares of the Growth and Income Fund, without                      2
par value
-----------------------------------------------------------------------------
Shares of the Growth Fund, without par value                       3
-----------------------------------------------------------------------------
Shares of the Emerging Growth Fund, without                        5
par value
-----------------------------------------------------------------------------
Shares of the International Growth Fund,                           1
without par value
-----------------------------------------------------------------------------
Shares of the Northwest Fund, without par value                    0

-----------------------------------------------------------------------------
Shares of the Capital Growth Portfolio,                            1
without par value
-----------------------------------------------------------------------------
Shares of the Growth Portfolio,                                    1
without par value
-----------------------------------------------------------------------------
Shares of the Balanced Portfolio, without par                      1
value
-----------------------------------------------------------------------------
Shares of the Portfolio, without                                   1
par value
-----------------------------------------------------------------------------
Shares of the Income Portfolio, without                            0
par value
-----------------------------------------------------------------------------


Item 27.  Indemnification

     Article VIII of the Registrant's Agreement and Declaration of Trust provides in relevant part:

     The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust to its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such indemnification would not protect such Person against any liability to the Trust to which he or she would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Item 28.  Business and Other Connections of Investment Adviser --

     Registrant's Investment Adviser is Composite, a wholly-owned subsidiary of Washington Mutual, Inc., a Washington corporation. Composite serves in that capacity for other registered investment companies (constituting [_] portfolios).

Item 29.  Principal Underwriter

     (a) Composite Funds Distributor, Inc., the Distributor of the Trust, currently acts as distributor for the The Sierra Trust Funds.

     (b)  Not applicable.

     (c)  Not applicable.

Item 30.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
     Section 3(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Trust, 9301 Corbin Avenue, Northridge, CA and 601 West Main Avenue, Suite 801, Spokane, Washington 99201.

Item 31.  Management Services

     Not applicable.

Item 32. Undertakings

     (a) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                  **********

                                    NOTICE

                                  **********

     A copy of the Agreement and Declaration of Trust of The Sierra Variable Trust (the "Trust") is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 13 pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to the Registrant's Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Northridge, in the State of California on the 23rd of February, 1998.

                                                  THE SIERRA VARIABLE TRUST

                                                  By: /s/ KEITH B. PIPES*
                                                     ---------------------------
                                                     Keith B. Pipes
                                                     President

     Pursuant to the requirements of the 1933 Act, as amended, this Post-Effective Amendment No. 13 has been signed below by the following persons in their capacities and on the date(s) indicated.

          Signature                          Title                     Date
          ---------                          -----                     ----
/s/ KEITH B. PIPES*                    President                 February 23, 1998
-----------------------------------
Keith B. Pipes
(Principal Executive Officer)

/s/ CRAIG M. MILLER                    Treasurer and Chief       February 23, 1998
-----------------------------------
Craig M. Miller                        Financial Officer
(Principal Financial and Accounting
Officer)

/s/ DAVID E. ANDERSON*                 Trustee                   February 23, 1998
-----------------------------------
David E. Anderson

/s/ ARTHUR H. BERNSTEIN*               Trustee                   February 23, 1998
-----------------------------------
Arthur H. Bernstein

/s/ EDMOND R. DAVIS*                   Trustee                   February 23, 1998
-----------------------------------
Edmond R. Davis

/s/ JOHN W. ENGLISH*                   Trustee                   February 23, 1998
-----------------------------------
John W. English

/s/ ALFRED E. OSBORNE, JR. PH.D.*      Trustee                   February 23, 1998
-----------------------------------
Alfred E. Osborne, Jr. Ph.D.

/s/ WILLIAM G. PAPESH*                            Trustee             February 23, 1998
-----------------------------------
William G. Papesh

/s/ WAYNE L. ATTWOOD. WAYNE L.                    Trustee             February 23, 1998
-----------------------------------
ATTWOOD. MD*
---------------------
Wayne L. Attwood, MD

/s/ KRISTIANNE BLAKE*                             Trustee             February 23, 1998
-----------------------------------
Kristianne Blake

/s/ ANNE V. FARRELL*                              Trustee             February 23, 1998
-----------------------------------
Anne V. Farrell

/s/ MICHAEL K. MURPHY*                            Trustee             February 23, 1998
-----------------------------------
Michael K. Murphy

/s/ DANIEL L. PAVELICH*                           Trustee             February 23, 1998
-----------------------------------
Daniel L. Pavelich

/s/ JAY ROCKEY*                                   Trustee             February 23, 1998
-----------------------------------
Jay Rockey

/s/ RICHARD C. YANCEY*                            Trustee             February 23, 1998
-----------------------------------
Richard C. Yancey

* By: /s/ KEITH B. PIPES
     --------------------------------

Keith B. Pipes
Attorney-in-Fact pursuant to the powers of attorney filed herewith

                                 EXHIBIT INDEX

EXHIBIT NO.    DESCRIPTION

5(a) Management Agreement, dated as of January 30, 1998, between the Trust and Composite Research & Management Co. ("Composite").

5(b) Sub-Adviser Agreement, dated as of January 30, 1998 between Composite and Janus Capital Corporation ("Janus") with respect to the Growth Fund and the Emerging Growth Fund.

5(b) Sub-Adviser Agreement, dated as of January 30, 1998, between Composite and Warburg, Pincus Counsellors, Inc. ("Warburg") with respect to the International Growth Fund.

6(a) Distribution Agreement, dated January 30, 1998, between the Trust and Composite Funds Distributor, Inc.

6(b) Participation Agreement among the Trust, Composite, Murphey Favre Security Services, Inc., American General Life Insurance Company ("American General") and American General Securities Incorporated ("American General Securities"), dated as of January 30, 1998.

9(a) Form of Transfer Agent Contract, dated as of March ___, 1998, between the Trust and Murphey Favre Securities Services, Inc. ("Murphey Favre").

9(b) Administration Agreement dated January 30, 1998 between the Trust and Murphey Favre.